3 PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Apr. 30, 2012
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3 PROPERTY, PLANT AND EQUIPMENT

NOTE 3. PROPERTY, PLANT AND EQUIPMENT

	April 30,	April 30,
	2012	2011
Buildings	$-0-	$0
Mining-machinery and equipment	-0-
Vehicles	-0-
Office equipment and furniture	-0-	0
Concessions	-0-	0
	-0-	0
Less: Accumulated depreciation	-0-	0
	-0-	0
Land	-0-
	$-0-	$0